Segment data (Statement of Cash Flows - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net income	¥ 1,985,587	¥ 2,586,106	¥ 1,926,985
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,792,375	1,734,033	1,610,950
Provision (reversal) for doubtful accounts and credit losses	80,065	76,069	98,666
Pension and severance costs, less payments	31,645	4,286	23,253
Losses on disposal of fixed assets	35,902	35,289	30,673
Unrealized losses (gains) on marketable securities	339,472	846	7,073
Deferred income taxes	(86,594)	(237,961)	(53,299)
Equity in earnings of affiliated companies	(360,066)	(470,083)	(362,060)
Changes in operating assets and liabilities, and other	(51,789)	494,543	286,247
Net cash provided by operating activities	3,766,597	4,223,128	3,568,488
Cash flows from investing activities
Additions to finance receivables	(15,884,610)	(15,058,516)	(13,636,694)
Collection of and proceeds from sales of finance receivables	14,859,103	14,046,312	12,927,981
Additions to fixed assets excluding equipment leased to others	(1,452,725)	(1,291,117)	(1,223,878)
Additions to equipment leased to others	(2,286,162)	(2,307,590)	(2,317,559)
Proceeds from sales of fixed assets excluding equipment leased to others	65,437	71,820	41,238
Proceeds from sales of equipment leased to others	1,385,074	1,211,272	1,238,278
Purchases of marketable securities and security investments	(1,840,355)	(3,052,916)	(2,517,008)
Proceeds from sales of and maturity of marketable securities and security investments	2,698,798	2,523,538	1,901,541
Payment for additional investments in affiliated companies, net of cash acquired	5,010	(576)	44,274
Changes in investments and other assets, and other	(246,811)	197,681	571,888
Net cash used in investing activities	(2,697,241)	(3,660,092)	(2,969,939)
Cash flows from financing activities
Proceeds from issuance of long-term debt	5,000,921	4,793,939	4,603,446
Payments of long-term debt	(4,442,232)	(4,452,338)	(3,845,554)
Increase (decrease) in short-term borrowings	164,282	347,738	273,037
Dividends paid to Toyota Motor Corporation class shareholders	(8,690)	(6,194)	(3,697)
Dividends paid to Toyota Motor Corporation common shareholders	(636,116)	(620,698)	(634,475)
Dividends paid to noncontrolling interests	(69,367)	(63,764)	(63,936)
Reissuance (repurchase) of treasury stock	(549,637)	(447,818)	(703,986)
Net cash provided by (used in) financing activities	(540,839)	(449,135)	(375,165)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(41,641)	(43,588)	(13,486)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	486,876	70,313	209,898
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	3,219,639	3,149,326	2,939,428
Cash and cash equivalents and restricted cash and cash equivalents at end of year	3,706,515	3,219,639	3,149,326
Non Financial Services Businesses
Cash flows from operating activities
Net income	1,757,765	2,064,634	1,774,660
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,033,528	1,010,972	939,795
Provision (reversal) for doubtful accounts and credit losses	(1,375)	(74)	6,519
Pension and severance costs, less payments	30,477	5,027	21,796
Losses on disposal of fixed assets	33,676	35,010	30,461
Unrealized losses (gains) on marketable securities	338,626	459	4,422
Deferred income taxes	(110,346)	64,143	(59,668)
Equity in earnings of affiliated companies	(357,527)	(467,718)	(360,130)
Changes in operating assets and liabilities, and other	(17,488)	205,434	206,455
Net cash provided by operating activities	2,707,336	2,917,887	2,564,310
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,435,964)	(1,276,788)	(1,206,738)
Additions to equipment leased to others	(137,314)	(155,114)	(152,550)
Proceeds from sales of fixed assets excluding equipment leased to others	63,955	70,755	40,189
Proceeds from sales of equipment leased to others	60,657	63,402	72,659
Purchases of marketable securities and security investments	(1,737,107)	(2,273,805)	(2,104,202)
Proceeds from sales of and maturity of marketable securities and security investments	2,255,635	1,762,189	1,435,267
Payment for additional investments in affiliated companies, net of cash acquired	5,010	(576)	44,274
Changes in investments and other assets, and other	(268,946)	260,015	582,649
Net cash used in investing activities	(1,194,074)	(1,549,922)	(1,288,452)
Cash flows from financing activities
Proceeds from issuance of long-term debt	286,085	212,387	111,727
Payments of long-term debt	(142,556)	(170,072)	(82,840)
Increase (decrease) in short-term borrowings	49,161	(122,222)	51,523
Dividends paid to Toyota Motor Corporation class shareholders	(8,690)	(6,194)	(3,697)
Dividends paid to Toyota Motor Corporation common shareholders	(636,116)	(620,698)	(634,475)
Dividends paid to noncontrolling interests	(69,367)	(63,764)	(63,936)
Reissuance (repurchase) of treasury stock	(549,637)	(447,818)	(703,986)
Net cash provided by (used in) financing activities	(1,071,120)	(1,218,381)	(1,325,684)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(42,454)	(16,124)	(11,262)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	399,688	133,460	(61,088)
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	2,390,524	2,257,064	2,318,152
Cash and cash equivalents and restricted cash and cash equivalents at end of year	2,790,212	2,390,524	2,257,064
Financial Services Business
Cash flows from operating activities
Net income	227,799	521,473	152,157
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	758,847	723,061	671,155
Provision (reversal) for doubtful accounts and credit losses	81,440	76,143	92,147
Pension and severance costs, less payments	1,168	(741)	1,457
Losses on disposal of fixed assets	2,226	279	212
Unrealized losses (gains) on marketable securities	846	387	2,651
Deferred income taxes	23,742	(302,103)	6,504
Equity in earnings of affiliated companies	(2,539)	(2,365)	(1,930)
Changes in operating assets and liabilities, and other	15,557	312,828	258,091
Net cash provided by operating activities	1,109,086	1,328,962	1,182,444
Cash flows from investing activities
Additions to finance receivables	(26,000,249)	(25,153,088)	(22,894,114)
Collection of and proceeds from sales of finance receivables	24,925,930	24,117,335	22,006,010
Additions to fixed assets excluding equipment leased to others	(16,761)	(14,329)	(17,140)
Additions to equipment leased to others	(2,148,848)	(2,152,476)	(2,165,009)
Proceeds from sales of fixed assets excluding equipment leased to others	1,482	1,065	1,049
Proceeds from sales of equipment leased to others	1,324,417	1,147,870	1,165,619
Purchases of marketable securities and security investments	(103,248)	(779,111)	(412,806)
Proceeds from sales of and maturity of marketable securities and security investments	443,163	761,349	466,274
Changes in investments and other assets, and other	(4,130)	(106,597)	(60,345)
Net cash used in investing activities	(1,578,244)	(2,177,982)	(1,910,462)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,747,506	4,666,579	4,541,541
Payments of long-term debt	(4,336,250)	(4,314,294)	(3,773,644)
Increase (decrease) in short-term borrowings	144,277	461,052	233,331
Net cash provided by (used in) financing activities	555,533	813,337	1,001,228
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	813	(27,464)	(2,224)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	87,188	(63,147)	270,986
Cash and cash equivalents and restricted cash and cash equivalents at beginning of year	829,115	892,262	621,276
Cash and cash equivalents and restricted cash and cash equivalents at end of year	¥ 916,303	¥ 829,115	¥ 892,262